DERIVATIVES AND HEDGING (Details)	12 Months Ended
Mar. 31, 2015
Overseas customers | Sales Revenue | Geographic Concentration Risk
Entity Wide Revenue Major Customer [Line Items]
Percentage of Kyocera's revenues generated from overseas customers	58.00%